UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07261

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)	(Zip Code)

Omar Tariq

Credit Suisse Trust

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2024 to December 31, 2024

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Trust - Commodity Return Strategy Portfolio Class 1 - CCRSX

Credit Suisse Trust - Commodity Return Strategy Portfolio Class 2 - CCRRX

Annual Shareholder Report

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 1

CCRSX

December 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRSX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$108	1.05%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending December 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Index") on a gross basis and underperformed the Index on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash detracted performance for the period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the underlying Index.

What worked:

- Curve positioning within the Livestock, Industrial Metals, Precious Metals and Energy sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Agriculture sector detracted from benchmark-relative performance.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 1

Fund Performance

	Class 1	Bloomberg Commodity Index Total Return
12/31/2014	$10,000	$10,000
1/31/2015	$9,655	$9,666
2/28/2015	$9,904	$9,915
3/31/2015	$9,387	$9,406
4/30/2015	$9,904	$9,945
5/31/2015	$9,617	$9,677
6/30/2015	$9,770	$9,844
7/31/2015	$8,736	$8,799
8/31/2015	$8,640	$8,718
9/30/2015	$8,352	$8,420
10/31/2015	$8,333	$8,382
11/30/2015	$7,739	$7,774
12/31/2015	$7,490	$7,534
1/31/2016	$7,375	$7,408
2/29/2016	$7,280	$7,287
3/31/2016	$7,548	$7,566
4/30/2016	$8,161	$8,210
5/31/2016	$8,142	$8,194
6/30/2016	$8,506	$8,533
7/31/2016	$8,084	$8,096
8/31/2016	$7,931	$7,954
9/30/2016	$8,180	$8,203
10/31/2016	$8,142	$8,163
11/30/2016	$8,257	$8,272
12/31/2016	$8,391	$8,421
1/31/2017	$8,448	$8,432
2/28/2017	$8,467	$8,450
3/31/2017	$8,238	$8,225
4/30/2017	$8,123	$8,101
5/31/2017	$8,008	$7,993
6/30/2017	$7,990	$7,978
7/31/2017	$8,180	$8,159
8/31/2017	$8,201	$8,191
9/30/2017	$8,180	$8,179
10/31/2017	$8,349	$8,355
11/30/2017	$8,307	$8,316
12/31/2017	$8,518	$8,564
1/31/2018	$8,687	$8,734
2/28/2018	$8,539	$8,583
3/31/2018	$8,494	$8,530
4/30/2018	$8,688	$8,750
5/31/2018	$8,839	$8,874
6/30/2018	$8,485	$8,564
7/31/2018	$8,313	$8,381
8/31/2018	$8,162	$8,233
9/30/2018	$8,306	$8,391
10/31/2018	$8,112	$8,210
11/30/2018	$8,025	$8,164
12/31/2018	$7,525	$7,601
1/31/2019	$7,937	$8,015
2/28/2019	$8,002	$8,096
3/31/2019	$7,980	$8,082
4/30/2019	$7,937	$8,048
5/31/2019	$7,654	$7,777
6/30/2019	$7,866	$7,986
7/31/2019	$7,801	$7,932
8/31/2019	$7,605	$7,748
9/30/2019	$7,692	$7,839
10/31/2019	$7,845	$7,998
11/30/2019	$7,626	$7,793
12/31/2019	$8,029	$8,186
1/31/2020	$7,438	$7,584
2/29/2020	$7,066	$7,201
3/31/2020	$6,248	$6,279
4/30/2020	$6,178	$6,182
5/31/2020	$6,436	$6,451
6/30/2020	$6,599	$6,598
7/31/2020	$6,974	$6,974
8/31/2020	$7,442	$7,446
9/30/2020	$7,231	$7,197
10/31/2020	$7,301	$7,298
11/30/2020	$7,559	$7,554
12/31/2020	$7,910	$7,930
1/31/2021	$8,074	$8,138
2/28/2021	$8,612	$8,665
3/31/2021	$8,448	$8,479
4/30/2021	$9,103	$9,182
5/31/2021	$9,384	$9,432
6/30/2021	$9,595	$9,607
7/31/2021	$9,782	$9,784
8/31/2021	$9,759	$9,755
9/30/2021	$10,156	$10,240
10/31/2021	$10,422	$10,505
11/30/2021	$9,766	$9,737
12/31/2021	$10,117	$10,080
1/31/2022	$10,971	$10,965
2/28/2022	$11,634	$11,648
3/31/2022	$12,685	$12,655
4/30/2022	$13,161	$13,179
5/31/2022	$13,373	$13,380
6/30/2022	$11,964	$11,938
7/31/2022	$12,498	$12,447
8/31/2022	$12,498	$12,458
9/30/2022	$11,522	$11,448
10/31/2022	$11,690	$11,676
11/30/2022	$12,032	$11,996
12/31/2022	$11,738	$11,702
1/31/2023	$11,657	$11,645
2/28/2023	$11,099	$11,098
3/31/2023	$11,079	$11,075
4/30/2023	$10,982	$10,991
5/31/2023	$10,336	$10,372
6/30/2023	$10,705	$10,791
7/31/2023	$11,351	$11,466
8/31/2023	$11,248	$11,378
9/30/2023	$11,097	$11,299
10/31/2023	$11,145	$11,329
11/30/2023	$10,952	$11,074
12/31/2023	$10,668	$10,776
1/31/2024	$10,723	$10,819
2/29/2024	$10,554	$10,660
3/31/2024	$10,922	$11,013
4/30/2024	$11,202	$11,309
5/31/2024	$11,407	$11,507
6/30/2024	$11,214	$11,330
7/31/2024	$10,767	$10,873
8/31/2024	$10,748	$10,878
9/30/2024	$11,264	$11,407
10/31/2024	$11,040	$11,196
11/30/2024	$11,084	$11,241
12/31/2024	$11,183	$11,356

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class 1	4.83%	6.85%	1.12%
Bloomberg Commodity Index Total Return	5.38%	6.77%	1.28%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$617,351,578
# of Portfolio Holdings	82
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$3,487,330

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	62.6%
United States Agency Obligations	25.8
Commodity Indexed Structured Notes	6.9
Short-Term Investments	4.7

Derivatives are not reflected in amounts reported above.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 1

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.521%, due 01/31/26	11.9%
U.S. Treasury Floating Rate Notes, 4.445%, due 04/30/25	7.6
U.S. Treasury Floating Rate Notes, 4.476%, due 01/31/25	6.5
U.S. Treasury Floating Rate Notes, 4.401%, due 07/31/25	6.0
U.S. Treasury Floating Rate Notes, 4.446%, due 10/31/25	5.9
U.S. Treasury Floating Rate Notes, 4.426%, due 04/30/26	4.9
U.S. Treasury Floating Rate Notes, 4.458%, due 07/31/26	3.9
Bank of Montreal, Commodity Index Linked Notes, 4.370%, due 06/27/25	3.8
U.S. Treasury Notes, 4.625%, due 02/28/25	3.5
Royal Bank of Canada, Commodity Index Linked Notes, 4.330%, due 07/17/25	3.2

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended December 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CCRSX.

Phone: 877-870-2874

Credit Suisse Trust - Commodity Return Strategy Portfolio

CL1-AR-1224

Class 1

Annual Shareholder Report

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 2

CCRRX

December 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRRX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$82	0.80%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending December 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Index") on a gross basis and underperformed the Index on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash detracted performance for the period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the underlying Index.

What worked:

- Curve positioning within the Livestock, Industrial Metals, Precious Metals and Energy sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Agriculture sector detracted from benchmark-relative performance.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 2

Fund Performance

	Class 2	Bloomberg Commodity Index Total Return
5/1/2020	$10,000	$10,000
5/31/2020	$10,456	$10,467
6/30/2020	$10,722	$10,706
7/31/2020	$11,331	$11,317
8/31/2020	$12,091	$12,082
9/30/2020	$11,749	$11,677
10/31/2020	$11,863	$11,842
11/30/2020	$12,281	$12,258
12/31/2020	$12,852	$12,867
1/31/2021	$13,156	$13,205
2/28/2021	$14,030	$14,060
3/31/2021	$13,764	$13,758
4/30/2021	$14,829	$14,899
5/31/2021	$15,323	$15,305
6/30/2021	$15,627	$15,588
7/31/2021	$15,932	$15,875
8/31/2021	$15,932	$15,828
9/30/2021	$16,578	$16,616
10/31/2021	$16,996	$17,045
11/30/2021	$15,932	$15,799
12/31/2021	$16,510	$16,356
1/31/2022	$17,908	$17,792
2/28/2022	$18,994	$18,900
3/31/2022	$20,719	$20,534
4/30/2022	$21,494	$21,385
5/31/2022	$21,855	$21,711
6/30/2022	$19,553	$19,371
7/31/2022	$20,430	$20,197
8/31/2022	$20,430	$20,215
9/30/2022	$18,848	$18,576
10/31/2022	$19,122	$18,946
11/30/2022	$19,686	$19,464
12/31/2022	$19,208	$18,988
1/31/2023	$19,075	$18,895
2/28/2023	$18,174	$18,007
3/31/2023	$18,140	$17,970
4/30/2023	$17,992	$17,835
5/31/2023	$16,937	$16,830
6/30/2023	$17,539	$17,509
7/31/2023	$18,603	$18,605
8/31/2023	$18,435	$18,462
9/30/2023	$18,199	$18,334
10/31/2023	$18,278	$18,383
11/30/2023	$17,962	$17,969
12/31/2023	$17,499	$17,485
1/31/2024	$17,598	$17,555
2/29/2024	$17,332	$17,297
3/31/2024	$17,938	$17,869
4/30/2024	$18,396	$18,350
5/31/2024	$18,742	$18,672
6/30/2024	$18,426	$18,385
7/31/2024	$17,683	$17,643
8/31/2024	$17,663	$17,651
9/30/2024	$18,508	$18,510
10/31/2024	$18,151	$18,167
11/30/2024	$18,233	$18,240
12/31/2024	$18,396	$18,426

Average Annual Total Returns (%)

Name	1 Year	Since Inception 5/1/20
Class 2	5.12%	13.95%
Bloomberg Commodity Index Total Return	5.38%	13.90%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$617,351,578
# of Portfolio Holdings	82
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$3,487,330

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	62.6%
United States Agency Obligations	25.8
Commodity Indexed Structured Notes	6.9
Short-Term Investments	4.7

Derivatives are not reflected in amounts reported above.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 2

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.521%, due 01/31/26	11.9%
U.S. Treasury Floating Rate Notes, 4.445%, due 04/30/25	7.6
U.S. Treasury Floating Rate Notes, 4.476%, due 01/31/25	6.5
U.S. Treasury Floating Rate Notes, 4.401%, due 07/31/25	6.0
U.S. Treasury Floating Rate Notes, 4.446%, due 10/31/25	5.9
U.S. Treasury Floating Rate Notes, 4.426%, due 04/30/26	4.9
U.S. Treasury Floating Rate Notes, 4.458%, due 07/31/26	3.9
Bank of Montreal, Commodity Index Linked Notes, 4.370%, due 06/27/25	3.8
U.S. Treasury Notes, 4.625%, due 02/28/25	3.5
Royal Bank of Canada, Commodity Index Linked Notes, 4.330%, due 07/17/25	3.2

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended December 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CCRRX.

Phone: 877-870-2874

Credit Suisse Trust - Commodity Return Strategy Portfolio

CL2-AR-1224

Class 2

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 19(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2024. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2024.

Item 3. Audit Committee Financial Expert.

The registrant's governing board has determined that it has two audit committee financial experts serving on its audit committee: Laura A. DeFelice, Mahendra R. Gupta and Lee M. Shaiman. Each audit committee financial expert is "independent" for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant showing the amount of fees billed to the registrant during the registrant’s last two fiscal years by Ernst & Young LLP (“EY”), the registrant’s current independent registered public accounting firm, and the registrant’s former independent registered public accounting firm. The audit fees billed to the registrant for the fiscal year 2024 are the only fees that have been billed to the registrant by EY. All other fees listed in the tables below were billed to the registrant by the registrant’s former independent registered public accounting firm. For engagements with EY and by the registrant’s former independent registered public accounting firm the Audit Committee approved in advance all audit services and non-audit services that EY and the registrant’s former independent registered public accounting firm provided to the registrant for its fiscal years ended December 31, 2023 and December 31, 2024.

	2023	2024
Audit Fees	$60,200	$57,500
Audit-Related Fees	$-	$-
Tax Fees[1]	$4,500	$0
All Other Fees	$-	$-
Total	$64,700	$57,500

1 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended December 31, 2023 and by EY for the fiscal year ended December 31, 2024 to the registrant’s investment adviser, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), and any service provider to the registrant controlling, controlled by or under common control with UBS AM (Americas) that provided ongoing services to the registrant (“Covered Services Provider”).

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to UBS AM (Americas) and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM (Americas) or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, UBS AM (Americas) and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended December 31, 2023 and by EY for the fiscal year ended December 31, 2024 to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended December 31, 2023 and by EY for the fiscal year ended December 31, 2024 to UBS AM (Americas) and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X:

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) For the fiscal ended December 31, 2023, the aggregate fees billed by the registrant’s former independent registered public accounting firm of $4,500, for non-audit services rendered on behalf of the registrant (“covered”), and for the fiscal year ended December 31, 2024, the aggregate fees billed by EY of $1,536,646 for non-audit services rendered on behalf of its investment adviser and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2023	2024
Covered Services	$4,500	$-
Non-Covered Services	$-	$1,536,646

(h) Not Applicable.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Form N-CSR disclosure requirement is not applicable to the registrant.

(b) Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	The complete schedule of investments for the registrant is disclosed in the registrant’s annual report, which is included in Item 1 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Trust—Commodity Return Strategy Portfolio

Annual Financial Statements | December 31, 2024

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

December 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Commodity indexed structured notes (7.0%)
$22,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR[1,2,3]	(A+, Aa2)	06/27/25	4.370	$23,371,523
22,900	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01[1,2,3]	(AA-, Aa1)	07/17/25	4.330	19,804,050
	Total commodity indexed structured notes (Cost $44,900,000)				43,175,573
United States agency obligations (25.8%)
9,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.130%[3]	(AA+, Aaa)	01/28/25	4.500	9,600,481
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.155%[3]	(AA+, Aaa)	05/02/25	4.525	5,002,281
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.040%[3]	(AA+, Aaa)	05/13/25	4.410	5,000,358
4,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.160%[3]	(AA+, Aaa)	10/27/25	4.530	4,603,677
7,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.105%[3]	(AA+, Aaa)	03/18/26	4.475	7,001,974
4,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090%[3]	(AA+, Aaa)	05/21/26	4.460	4,300,957
2,100	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate—3.040%[3]	(AA+, Aaa)	05/28/26	4.460	2,099,246
2,200	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate—3.040%[3]	(AA+, Aaa)	05/21/26	4.460	2,200,059
14,600	Federal Home Loan Banks, 1 day USD SOFR + 0.140%[3]	(AA+, Aaa)	04/21/25	4.510	14,605,816
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.160%[3]	(AA+, Aaa)	07/10/25	4.530	6,704,684
17,000	Federal Home Loan Banks, 1 day USD SOFR + 0.145%[3]	(AA+, Aaa)	12/26/25	4.515	17,014,020
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.125%[3]	(AA+, Aaa)	02/23/26	4.495	6,701,818
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,918,234
6,800	Federal Home Loan Banks[4]	(AA+, Aaa)	10/09/26	4.000	6,785,830
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,196,684
10,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.100%[3]	(AA+, Aaa)	02/09/26	4.470	10,002,676
3,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.115%[3]	(AA+, Aaa)	04/02/26	4.485	3,000,042
9,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%[3]	(AA+, Aaa)	09/23/26	4.510	9,001,310
6,100	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%[3]	(AA+, Aaa)	10/29/26	4.510	6,100,883
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,934,607
9,729	Federal National Mortgage Association[4]	(AA+, Aaa)	06/17/25	0.500	9,565,955
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.100%[3]	(AA+, Aaa)	06/18/26	4.470	4,999,597
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.140%[3]	(AA+, Aaa)	12/11/26	4.510	5,000,599
6,400	Federal National Mortgage Association, 1 day USD SOFR + 0.260%[3]	(AA+, Aaa)	11/05/27	4.630	6,402,361
	Total United States agency obligations (Cost $159,985,099)				159,744,149
United States Treasury obligations (62.9%)
6,000	U.S. Treasury Bills[5]	(AA+, Aaa)	03/13/25	4.296	5,951,292
40,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200%[3]	(AA+, Aaa)	01/31/25	4.476	40,001,457
47,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169%[3]	(AA+, Aaa)	04/30/25	4.445	47,010,049
37,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%[3]	(AA+, Aaa)	07/31/25	4.401	37,110,434
36,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170%[3,6]	(AA+, Aaa)	10/31/25	4.446	36,113,412
73,600	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%[3,7]	(AA+, Aaa)	01/31/26	4.521	73,681,672
30,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150%[3,6]	(AA+, Aaa)	04/30/26	4.426	30,402,477
24,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182%[3]	(AA+, Aaa)	07/31/26	4.458	24,214,262
9,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205%[3,6]	(AA+, Aaa)	10/31/26	4.481	9,010,349
21,500	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	21,506,943
6,700	U.S. Treasury Notes[4]	(AA+, Aaa)	07/31/25	4.750	6,718,832
600	U.S. Treasury Notes	(AA+, Aaa)	11/15/25	4.500	601,162
7,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	7,082,389
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	5,546,191
12,500	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	12,524,414
12,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	11,906,250
7,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	7,035,547
5,800	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	5,815,066
6,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	5,961,320
	Total United States Treasury obligations (Cost $387,939,565)				388,193,518

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

December 31, 2024

Shares		Value
Short-term investments (4.7%)
12,491,739	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.42%	$12,491,739
16,402,913	State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%[8]	16,402,913
	Total short-term investments (Cost $28,894,652)	28,894,652
	Total investments at value (100.4%) (Cost $621,719,316)	620,007,892
	Liabilities in Excess of Other Assets (-0.4%)	(2,656,314)
	Net assets (100.0%)	$617,351,578

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $43,175,573 or 7.0% of net assets.

2  Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.

3  Variable rate obligation—The interest rate shown is the rate in effect as of December 31, 2024. The rate may be subject to a cap and floor.

4  Security or portion thereof is out on loan (See Note 2-J).

5  Securities are zero coupon. Rate presented is cost yield as of December 31, 2024.

6  At December 31, 2024, $25,504,596 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.

7  At December 31, 2024, $3,520,102 in the value of this security has been pledged as collateral for open swap contracts.

8  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures contracts

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase
Agriculture
Coffee "C" Futures	USD	May 2025	91	$9,030,286	$10,744,256	$1,713,970
Corn Futures	USD	Mar 2025	2	44,576	45,850	1,274
Corn Futures	USD	May 2025	523	11,543,441	12,179,362	635,921
Cotton No. 2 Futures	USD	Mar 2025	86	3,000,725	2,941,200	(59,525)
Soybean Futures	USD	Mar 2025	196	9,869,929	9,902,900	32,971
Soybean Meal Futures	USD	Mar 2025	202	5,893,217	6,401,380	508,163
Soybean Oil Futures	USD	Mar 2025	245	6,037,704	5,932,920	(104,784)
Sugar No. 11 Futures	USD	Apr 2025	252	5,966,512	5,037,984	(928,528)
Wheat (KC HRW) Futures	USD	Mar 2025	125	3,741,563	3,495,313	(246,250)
Wheat Futures	USD	Mar 2025	192	5,753,351	5,294,400	(458,951)
						$1,094,261

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

December 31, 2024

Futures contracts—(concluded)

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase (concluded)
Energy
Brent Crude Oil Futures	USD	Jan 2025	207	$14,945,347	$15,450,480	$505,133
Gasoline RBOB Futures	USD	Feb 2025	51	4,323,034	4,346,333	23,299
Light Sweet Crude Oil Futures	USD	Feb 2025	213	14,779,947	15,176,250	396,303
Natural Gas Futures	USD	Feb 2025	1,437	41,586,426	44,518,260	2,931,834
NY Harbor ULSD Futures	USD	Feb 2025	42	3,914,606	4,047,322	132,716
						$3,989,285
Industrial Metals
LME Lead Future	USD	Mar 2025	34	1,696,883	1,655,919	$(40,964)
LME Nickel Futures	USD	Mar 2025	54	5,232,177	4,958,282	(273,895)
LME Primary Aluminum Futures	USD	Mar 2025	156	10,318,964	9,964,383	(354,581)
LME Zinc Futures	USD	Mar 2025	82	6,061,424	6,109,697	48,273
Low Sulphur Gasoil Futures	USD	Mar 2025	79	5,283,254	5,435,200	151,946
						$(469,221)
Livestock
Lean Hogs Futures	USD	Feb 2025	74	2,468,726	2,406,480	$(62,246)
Lean Hogs Futures	USD	Apr 2025	59	1,986,253	2,043,170	56,917
Live Cattle Futures	USD	Feb 2025	59	4,351,079	4,521,760	170,681
Live Cattle Futures	USD	Apr 2025	47	3,533,601	3,652,370	118,769
						$284,121
Precious Metals
Copper Futures	USD	Mar 2025	116	12,927,334	11,676,850	$(1,250,484)
Gold 100 oz. Futures	USD	Feb 2025	149	39,250,903	39,350,900	99,997
Silver Futures	USD	Mar 2025	81	13,106,701	11,843,010	(1,263,691)
						$(2,414,178)
Contracts to sell
Energy
Natural Gas Futures	USD	Jan 2025	(267)	(10,611,064)	(9,700,110)	$910,954
Natural Gas Futures	USD	Apr 2025	(524)	(15,029,043)	(16,542,680)	(1,513,637)
						$(602,683)
Total net unrealized appreciation (depreciation)						$1,881,585

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

December 31, 2024

Commodity index swap contracts

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Payment frequency	Upfront premiums paid/ (received)	Value	Unrealized appreciation
USD	$20,994,688	01/23/25	Bank of America	Bloomberg Commodity Index Total Return	4.34%	At Maturity	$—	$481,190	$481,190
USD	57,517,857	01/23/25	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.32%	At Maturity	—	1,318,664	1,318,664
USD	39,285,409	01/23/25	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.49%	At Maturity	—	901,813	901,813
USD	52,534,899	01/23/25	Societe Generale	Bloomberg Commodity Index Total Return	4.34%	At Maturity	—	1,204,078	1,204,078
USD	42,476,370	01/23/25	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	4.37%	At Maturity	—	958,706	958,706
USD	34,953,864	01/23/25	Societe Generale	Societe Generale P04 TR Index(b)	4.49%	At Maturity	—	807,688	807,688
Total							$—	$5,672,139	$5,672,139

(a)  The 112T Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	12/31/24 Value[1]
CBOT Bean Oil MAR 25 Futures	2.66%	44.22	$1,070,887
CBOT Corn MAR 25 Futures	5.30%	93.04	2,132,936
NYMEX WTI Crude Oil MAR 25 Futures	6.56%	37.05	2,639,629
NYBOT Cotton MAY 25 Futures	1.27%	14.71	511,030
COMEX Gold FEB 25 Futures	17.54%	26.74	7,061,016
COMEX High Grade Copper MAY 25 Futures	5.32%	21.11	2,142,606
NYMEX Heating Oil MAR 25 Futures	1.78%	7.43	716,206
NYBOT Coffee MAY 25 Futures	4.87%	16.58	1,958,148
KCBOT Kansas Wheat MAR 25 Futures	1.53%	22.08	617,382
CME Live Cattle FEB 25 Futures	3.63%	19.04	1,459,367
ICE Brent Crude Oil MAR 25 Futures	6.69%	36.09	2,693,519
ICE Gas Oil MAR 25 Futures	2.33%	13.61	936,542
CME Lean Hogs APR 25 Futures	1.95%	22.61	782,953
LME Aluminium MAR 25 Futures	4.33%	27.30	1,743,507
LME Nickel MAR 25 Futures	2.31%	10.14	931,100
LME Lead MAR 25 Futures	0.76%	6.28	305,784
LME Zinc MAR 25 Futures	2.70%	14.57	1,085,868
NYMEX Nat Gas MAR 25 Futures	8.96%	116.46	3,608,077
NYMEX Unleaded Gasoline MAR 25 Futures	1.96%	9.25	788,186
CBOT Soybeans MAR 25 Futures	4.49%	35.77	1,807,332
NYBOT Sugar MAY 25 Futures	2.41%	48.59	971,424
COMEX Silver MAR 25 Futures	5.36%	14.76	2,158,720
CBOT Soy Meal MAR 25 Futures	2.88%	36.60	1,159,817
CBOT Wheat MAY 25 Futures	2.40%	34.29	964,441

1  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of December 31, 2024.

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

December 31, 2024

Commodity index swap contracts—(concluded)

(b)  The P04 TR Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	12/31/24 Value[1]
CBOT Bean Oil MAR 25 Futures	2.66%	39.34	$952,660
CBOT Corn MAY 25 Futures	5.30%	81.51	1,898,156
NYMEX WTI Crude Oil MAR 25 Futures	6.56%	32.97	2,349,416
ICE Brent Crude Oil MAY 25 Futures	6.69%	32.43	2,395,975
NYBOT Cotton MAY 25 Futures	1.27%	13.09	454,841
COMEX Gold FEB 25 Futures	17.53%	23.77	6,278,242
COMEX High Grade Copper MAR 25 Futures	5.31%	18.89	1,901,738
NYMEX Heating Oil MAR 25 Futures	1.78%	6.62	637,494
NYBOT Coffee MAY 25 Futures	4.87%	14.77	1,744,155
KCBOT Kansas Wheat MAY 25 Futures	1.53%	19.30	547,958
LME Aluminium MAR 25 Futures	4.33%	24.28	1,550,758
CME Live Cattle FEB 25 Futures	3.63%	16.96	1,300,058
CME Lean Hogs APR 25 Futures	1.95%	20.17	698,378
LME Lead MAR 25 Futures	0.76%	5.59	272,188
LME Nickel MAR 25 Futures	2.31%	9.01	827,310
LME Zinc MAR 25 Futures	2.70%	12.98	966,985
NYMEX Nat Gas MAR 25 Futures	8.97%	103.70	3,212,540
ICE Gas Oil MAR 25 Futures	2.33%	12.13	834,473
CBOT Soybeans MAR 25 Futures	4.49%	31.83	1,608,061
NYBOT Sugar MAY 25 Futures	2.41%	43.17	863,124
COMEX Silver MAY 25 Futures	5.38%	13.04	1,926,808
CBOT Soy Meal MAR 25 Futures	2.88%	32.55	1,031,451
CBOT Wheat MAY 25 Futures	2.40%	30.56	859,543
NYMEX Unleaded Gasoline MAR 25 Futures	1.96%	8.24	701,960

1  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of December 31, 2024.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated statement of assets and liabilities
December 31, 2024

Assets:
Investments at value, including collateral for securities on loan of $16,402,913 (Cost $621,719,316) (Note 2)	$620,007,892[1]
Cash	425
Cash segregated at brokers for swap contracts	3,087,262
Interest receivable	6,328,327
Unrealized appreciation on open swap contracts (Note 2)	5,672,139
Receivable for Portfolio shares sold	145,055
Prepaid expenses and other assets	26,877
Total assets	635,267,977
Liabilities:
Investment advisory fee payable (Note 3)	266,711
Administrative services fee payable	20,768
Shareholder servicing/Distribution fee payable (Note 3)	5,520
Due to brokers for futures contracts	578,352
Payable upon return of securities loaned (Note 2)	16,402,913
Variation margin payable on futures contracts (Note 2)	166,084
Payable for Portfolio shares redeemed	82,618
Trustees' fee payable	39,386
Accrued expenses	354,047
Total liabilities	17,916,399
Net assets:
Capital stock, $.001 par value (Note 6)	34,143
Paid-in capital (Note 6)	627,248,943
Total distributable earnings (loss)	(9,931,508)
Net assets	$617,351,578
Class 1 Shares
Net assets	$26,203,022
Shares outstanding	1,456,778
Net asset value, offering price and redemption price per share	$17.99
Class 2 Shares
Net assets	$591,148,556
Shares outstanding	32,686,661
Net asset value and offering price per share	$18.09

1  Includes $16,089,168 of securities on loan.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated statement of operations
For the year ended December 31, 2024

Investment income:
Interest	$29,500,190
Securities lending (net of rebates)	45,036
Total investment income	29,545,226
Expenses:
Investment advisory fees (Note 3)	3,526,072
Administrative services fees	88,024
Shareholder servicing/Distribution fees (Note 3)
Class 1	67,665
Transfer agent fees	632,581
Legal fees	178,110
Trustees' fees	139,337
Custodian fees	63,914
Audit and tax fees	58,000
Printing fees	46,797
Commitment fees (Note 4)	37,793
Insurance expense	20,574
Registration fees	17,327
Miscellaneous expense	14,137
Total expenses	4,890,331
Less: fees waived and expenses reimbursed (Note 3)	(38,742)
Net expenses	4,851,589
Net investment income	24,693,637
Net realized and unrealized gain (loss) from investments, futures contracts and swap contracts:
Net realized gain from investments	978,740
Net realized gain from futures contracts	2,480,428
Net realized loss from swap contracts	(7,676,571)
Net change in unrealized appreciation (depreciation) from investments	(46,582)
Net change in unrealized appreciation (depreciation) from futures contracts	3,239,595
Net change in unrealized appreciation (depreciation) from swap contracts	6,774,310
Net realized and unrealized gain from investments, futures contracts and swap contracts	5,749,920
Net increase in net assets resulting from operations	$30,443,557

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated statements of changes in net assets

	For the year ended December 31, 2024	For the year ended December 31, 2023
From operations:
Net investment income	$24,693,637	$22,844,741
Net realized loss from investments, futures contracts and swap contracts	(4,217,403)	(91,893,330)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	9,967,323	15,168,623
Net increase (decrease) in net assets resulting from operations	30,443,557	(53,879,966)
From distributions:
From distributable earnings
Class 1	(810,633)	(7,042,674)
Class 2	(17,889,627)	(112,103,410)
Net decrease in net assets resulting from distributions	(18,700,260)	(119,146,084)
From capital share transactions (Note 6):
Proceeds from sale of shares	52,751,993	50,602,542
Reinvestment of distributions	18,700,260	119,146,084
Net asset value of shares redeemed	(30,742,263)	(35,605,808)
Net increase in net assets from capital share transactions	40,709,990	134,142,818
Net increase (decrease) in net assets	52,453,287	(38,883,232)
Net assets:
Beginning of year	564,898,291	603,781,523
End of year	$617,351,578	$564,898,291

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated financial highlights

(For a Class 1 share of the portfolio outstanding throughout each year)

	For the year ended December 31,
	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of year	$17.67	$24.42	$24.74	$20.28	$22.02
Investment operations:
Net investment income (loss)[2]	0.69	0.71	0.18	(0.20)	0.00[3]
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.16	(2.76)	4.13	5.85	(0.60)
Total from investment operations	0.85	(2.05)	4.31	5.65	(0.60)
Less dividends and distributions:
Dividends from net investment income	(0.53)	(4.70)	(4.63)	(1.19)	(1.14)
Return of capital	—	—	—	—	(0.00)[3]
Total dividends	(0.53)	(4.70)	(4.63)	(1.19)	(1.14)
Net asset value, end of year	$17.99[4]	$17.67	$24.42	$24.74	$20.28
Total return[5]	4.89%	(9.12)%	16.03%	27.90%	(1.48)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$26,203	$28,075	$37,182	$30,902	$20,156
Ratio of net expenses to average net assets	1.05%	1.04%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	3.90%	3.66%	0.70%	(0.85)%	0.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%	—%	—%	—%	0.01%
Portfolio turnover rate[6]	43%	68%	49%	29%	184%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

5  Total returns are historical and include change in share price and reinvestment of all distributions and does not include fees and expenses imposed by variable annuity contracts.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Financial highlights

(For a Class 2 share of the portfolio outstanding throughout each year)

	For the year ended December 31,				Period from May 1, 2020 (inception date) to
	2024	2023	2022	2021[1]	December 31, 2020[1]
Per share data:
Net asset value, beginning of year	$17.76	$24.53	$24.79	$20.28	$15.78
Investment operations:
Net investment income (loss)[2]	0.74	0.76	0.25	(0.14)	(0.06)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.17	(2.77)	4.14	5.91	4.56
Total from investment operations	0.91	(2.01)	4.39	5.77	4.50
Less dividends:
Dividends from net investment income	(0.58)	(4.76)	(4.65)	(1.26)	—
Total dividends	(0.58)	(4.76)	(4.65)	(1.26)	—
Net asset value, end of year	$18.09[3]	$17.76	$24.53	$24.79	$20.28
Total return[4]	5.18%	(8.90)%	16.34%	28.46%	28.52%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$591,149	$536,823	$566,599	$583,502	$469,048
Ratio of net expenses to average net assets	0.80%	0.78%	0.77%	0.78%	0.80%[5]
Ratio of net investment income (loss) to average net assets	4.14%	3.94%	0.96%	(0.57)%	(0.32)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%	—%	—%	—%	0.01%[5]
Portfolio turnover rate[6]	43%	68%	49%	29%	184%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and include change in share price and reinvestment of all distributions and does not include fees and expenses imposed by variable annuity contracts. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Index"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Adviser"), the investment adviser to the Portfolio, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Portfolio. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of December 31, 2024, the Portfolio held $95,513,248 in the Subsidiary, representing 15.5% of the Portfolio's consolidated net assets. For the year ended December 31, 2024, the net realized loss on securities and other financial instruments held in the Subsidiary was $5,198,548.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary, unless the context otherwise requires.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. Each class of shares represents an equal pro rata interest in the Portfolio, except the share classes bear different expenses.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Portfolio's adviser, acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information in the form of the Portfolio's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

segment, is consistent with that presented within the Portfolio's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Portfolio's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio's pricing policies. The net asset value ("NAV") of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$43,175,573	$—	$43,175,573
United States Agency Obligations	—	159,744,149	—	159,744,149
United States Treasury Obligations	—	388,193,518	—	388,193,518
Short-term Investments	28,894,652	—	—	28,894,652
	$28,894,652	$591,113,240	$—	$620,007,892
Other Financial Instruments*
Futures Contracts	$8,439,121	$—	$—	$8,439,121
Swap Contracts	—	5,672,139	—	5,672,139
	$8,439,121	$5,672,139	$—	$14,111,260
Liabilities
Other Financial Instruments*
Futures Contracts	$6,557,536	$—	$—	$6,557,536

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the year ended December 31, 2024, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Portfolio has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Portfolio's derivatives risk, taking into account the Portfolio's derivatives transactions and how these transactions interact with the Portfolio's other investments. Because the Portfolio engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Portfolio is required to comply with value at risk ("VaR") based limits on its leverage risk. The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at December 31, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended December 31, 2024.

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Commodity price
Futures contracts[2]	$8,439,121	$6,557,536	$2,480,428	$3,239,595
Commodity index swap contracts	5,672,139	—	(7,676,571)	6,774,310
	$14,111,260	$6,557,536	$(5,196,143)	$10,013,905

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at December 31, 2024 is reflected in the Consolidated Schedule of Investments. For the year ended December 31, 2024, the Portfolio held average monthly notional values of $228,445,889 and $15,316,640 in long futures contracts and short futures contracts, respectively, and $251,600,120 in swap contracts.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets, net of related collateral held by the Portfolio, at December 31, 2024:

Counterparty	Gross amount of derivative assets presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received	Net amount of derivative assets
Bank of America	$481,190	$—	$—	$—	$481,190
Macquarie Bank Ltd.	2,220,477	—	—	—	2,220,477
Societe Generale	2,970,472	—	—	—	2,970,472
	$5,672,139	$—	$—	$—	$5,672,139

a  Swap contracts are included.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may invest in structured notes designed to track the performance of the Index. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for each of the tax years in the four year period ended December 31, 2024, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH—The Portfolio's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

G) FUTURES—The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At December 31, 2024, the amount of cash due to brokers related to open futures contracts was $578,352.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS—The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

Consolidated Schedule of Investments. At December 31, 2024, the amount of restricted cash held at brokers related to open swap contracts was $3,087,262.

I) COMMODITY INDEXED STRUCTURED NOTES—The Portfolio may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At December 31, 2024, the value of these securities comprised 7.0% of the Portfolio's net assets and resulted in unrealized depreciation of $1,724,427.

J) SECURITIES LENDING—The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. As of December 31, 2024, the Portfolio had outstanding loans of securities to certain approved brokers for which the Portfolio received collateral:

Market value of loaned securities	Market value of cash collateral
$16,089,168	$16,402,913

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024.

Gross amounts not offset in the consolidated statement of assets and liabilities

Gross asset amounts presented in the consolidated statement of assets and liabilities[a]	Collateral received[b]	Net amount
$16,089,168	$(16,089,168)	$—

a  Represents market value of loaned securities at year end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the year ended December 31, 2024, total earnings received in connection with securities lending arrangements was $395,795, of which $335,746 was rebated to borrowers (brokers). The Portfolio retained $45,036 in income, and SSB, as lending agent, was paid $15,013.

K) OTHER—In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

Credit Suisse Asset Management, LLC ("Credit Suisse") served as investment adviser and co-administrator for the Portfolio through April 30, 2024. On May 1, 2024, Credit Suisse merged into UBS AM, with UBS AM as the surviving entity, and UBS AM became the investment manager to the Portfolio. For its investment advisory and administration services, UBS AM is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the year ended December 31, 2024, investment advisory and administration fees earned by UBS AM were $3,526,072. UBS AM has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets for Class 1 shares and 0.80% of the Portfolio's average daily net assets for Class 2 shares. The Portfolio is authorized to reimburse UBS AM for management fees previously waived and/or for expenses previously paid by UBS AM, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before May 1, 2026. For the year ended December 31, 2024, the fees waived/ expense reimbursed by UBS AM was $38,742.

The amounts waived and reimbursed by UBS AM, which are available for potential future recoupment by UBS AM at the expiration date of December 31, 2027, was $38,742 ($1,494 in Class 1 and $37,248 in Class 2).

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Portfolio's shares through April 30, 2024. On May 1, 2024, UBS AM (US) replaced CSSU as the Portfolio's underwriter and distributor. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class 1 shares. For the year ended December 31, 2024, Rule 12b-1 distribution fees with respect to Class 1 shares of the Portfolio were $67,665. The Portfolio has not adopted a Rule 12b-1 plan with respect to the Class 2 shares.

Note 4. Line of credit

The Portfolio, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At December 31, 2024 and for the year ended December 31, 2024, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and sales of securities

For the year ended December 31, 2024, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$22,900,000	$22,002,208	$274,776,629	$219,129,148

Note 6. Capital share transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Portfolio offers Class 1 and Class 2 shares. Transactions in capital shares for each class of the Portfolio were as follows:

	Class 1
	For the year ended December 31, 2024		For the year ended December 31, 2023
	Shares	Value	Shares	Value
Shares sold	190,662	$3,414,570	239,742	$4,875,567
Shares issued in reinvestment of distributions	46,164	810,633	383,797	7,042,674
Shares redeemed	(368,940)	(6,581,113)	(557,332)	(10,745,410)
Net increase (decrease)	(132,114)	$(2,355,910)	66,207	$1,172,831

	Class 2
	For the year ended December 31, 2024		For the year ended December 31, 2023
	Shares	Value	Shares	Value
Shares sold	2,786,597	$49,337,423	2,341,931	$45,726,975
Shares issued in reinvestment of distributions	1,014,726	17,889,627	6,089,267	112,103,410
Shares redeemed	(1,334,735)	(24,161,150)	(1,308,084)	(24,860,398)
Net increase	2,466,588	$43,065,900	7,123,114	$132,969,987

On August 18, 2021, reverse share splits were announced for each class of the Portfolio, pursuant to which shareholders received one share in exchange for every six shares of the Portfolio.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Portfolio and proportionately increased the NAV per share of each class of the Portfolio such that the market value of the Portfolio's shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Portfolio. A reverse share split does not alter the rights or total value of a shareholder's investment in the Portfolio, nor will it be a taxable event for Portfolio investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Portfolio have been adjusted to reflect the reverse share split.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

On December 31, 2024, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class 1	3	86%
Class 2	4	100%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Portfolio during the fiscal years ended December 31, 2024 and 2023, respectively, was as follows:

Ordinary income
2024	2023
$18,700,260	$119,146,084

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of Subsidiary adjustments, and wash sales.

At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(37,551,243)
Undistributed ordinary income	23,349,995
Unrealized appreciation	4,269,740
$(9,931,508)

At December 31, 2024, the Portfolio had $10,996,988 of unlimited short-term capital loss carryforwards and $26,554,255 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At December 31, 2024, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$624,370,281
Unrealized appreciation	$14,983,481
Unrealized depreciation	(10,713,741)
Net unrealized appreciation (depreciation)	$4,269,740

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of Subsidiary cumulative income/loss, paid-in capital was credited $102,755 and distributable earnings/loss was charged $102,755. Net assets were not affected by this reclassification.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

December 31, 2024

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the consolidated financial statements as of December 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Commodity Return Strategy Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Commodity Return Strategy Portfolio (the "Portfolio") (one of the funds constituting Credit Suisse Trust (the "Trust")), including the consolidated schedule of investments, as of December 31, 2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Portfolio (one of the funds constituting Credit Suisse Trust) at December 31, 2024, the consolidated results of its operations, the consolidated changes in its net assets and its consolidated financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The consolidated statement of changes in net assets for the year ended December 31, 2023, and the consolidated financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated February 15, 2024, expressed an unqualified opinion on that consolidated statement of changes in net assets and those consolidated financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
February 14, 2025

Credit Suisse Trust—Commodity Return Strategy Portfolio

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Portfolio's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

TRCOM-AR-1224

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Effective June 19, 2024, Ernst & Young LLP ("EY") was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Portfolio's Board and approval by the Fund's Board. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)  All board members and all members of any advisory board for regular compensation: $90,304

(2)  Each board member and each member of an advisory board for special compensation: $5,000

(3)  All officers: Not applicable.

(4)  Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

In approving the renewal of the current investment management agreement (the "Investment Management Agreement") for the Commodity Return Strategy Portfolio (the "Portfolio"), a series of Credit Suisse Trust (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special

Microsoft Teams meeting held on November 6, 2024, where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 11 and 12, 2024, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.59% of the Portfolio's average daily net assets (the "Contractual Management Fee") for the Portfolio in light of the extent and quality of the management services provided by UBS Asset Management (Americas) LLL ("UBS AM (Americas)"), the Portfolio's investment manager. The Board also considered that UBS AM (Americas) has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Portfolio's total net expenses to 1.05% and 0.80% of the average daily net assets of Class 1 shares and Class 2 shares, respectively, until May 1, 2026. The Board noted that effective May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's previous investment manager, merged into UBS AM (Americas) LLC, with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund under the Investment Management Agreement.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Board noted that, with respect to the Portfolio's fees and expenses compared to its peers as presented in a report provided by Broadridge, the Portfolio's Contractual Management Fee ranked second in its Expense Group (which is comprised of four funds), the Portfolio's actual management fees ranked third in its Expense Group and in the second quintile of its Expense Universe, and the Portfolio's total expenses ranked fourth in its Expense Group and in the fourth quintile relative to its Expense Universe.

Nature, Extent and Quality of the Services under the Investment Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by UBS AM (Americas) under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by UBS AM (Americas) which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Portfolio's non-advisory functions, which include accounting, administration, custody, transfer agent and other applicable third party service providers; overseeing and facilitating audits; overseeing the Portfolio's credit facility; and supervising and/or preparing applicable Portfolio filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by UBS AM (Americas) included broad supervisory responsibility and oversight over other service providers to the Portfolio. The Board also considered UBS AM (Americas)'s compliance program with respect to the Portfolio. The Board noted that UBS AM (Americas) reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about UBS AM (Americas) including its Form ADV Part 2—Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of UBS AM (Americas)'s senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of UBS AM (Americas). In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of

UBS AM (Americas), based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other UBS AM (Americas) clients for comparable services. The Board acknowledged UBS AM (Americas)'s representation that the services provided to the Portfolio are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by UBS AM (Americas) and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by UBS AM (Americas) have expanded over time as a result of regulatory and other developments.

Portfolio Performance

The Board received and considered performance results of the Portfolio over the previous year ended August 31, 2024 as well as over the two-, three-, four-, five- and ten-year periods ended August 31, 2024, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio for the same time periods provided in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Board noted that, with respect to the Portfolio's performance compared to its peers as presented in the Broadridge report, the Portfolio's performance ranked in the third quintile relative to its Performance Universe for the two- and three-year periods reported, the Portfolio's performance ranked in the fourth quintile relative to its Performance Universe for the ten-year period reported, and the Portfolio's performance ranked in the fifth quintile relative to its Performance Universe for the one-, four- and five-year periods reported. The Board also considered the investment performance of the Portfolio relative to its stated objectives.

Investment Manager Profitability

The Board received and considered a profitability analysis of Credit Suisse, as the investment manager to the Fund prior to May 1, 2024, based on the fees payable under the Investment Management Agreement for the Portfolio, including any fee waivers, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Portfolio. The Board noted that UBS AM (Americas)'s profitability with respect to the Credit Suisse family of funds was expected to be in line with that of Credit Suisse.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that, if the Portfolio's asset levels grow, further economies of scale potentially could be realized (although this is not guaranteed) and also noted the Expense Limitation Agreement currently in place between the Portfolio and UBS AM (Americas). The Board received information regarding UBS AM (Americas)'s profitability in connection with providing investment management services to the Portfolio, including UBS AM (Americas)'s costs in providing the services.

Other Benefits to UBS AM (Americas)

The Board considered other benefits received by UBS AM (Americas) and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, benefits potentially derived from an increase in UBS AM (Americas)'s businesses and its reputation as a result of its relationship with the Portfolio (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by UBS AM (Americas) and its affiliates), as well as the fees paid to an affiliate of UBS AM (Americas) for distribution services.

The Board considered the standards UBS AM (Americas) applied in seeking best execution and UBS AM (Americas)'s policies and practices regarding soft dollars and reviewed UBS AM (Americas)'s method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from UBS AM (Americas) as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Portfolio receives throughout the year and reviews reports of UBS AM (Americas) at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and UBS AM (Americas)'s compliance procedures.

Conclusions

In selecting UBS AM (Americas), and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Portfolio's Expense Group and Expense Universe, were reasonable in relation to the services provided by UBS AM (Americas).

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Portfolio by UBS AM (Americas) in a challenging commodities environment and that, based on dialogue with management and counsel, the services provided by UBS AM (Americas) under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Portfolio and UBS AM (Americas)'s ongoing commitment to the Portfolio and willingness to waive fees (by agreeing to a contractual expense limitation), UBS AM (Americas)'s net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that UBS AM (Americas) and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Portfolio's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99 CODE ETH.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(b)(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to the registrant.

(c) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX99.906 CERT.

(d) Disclosure pursuant Section 13(r) of the Securities Exchange Act of 1934 , as amended is attached here as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: March 7, 2025

/s/ Rose Ann Bubloski
Name: Rose Ann Bubloski
Title: Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: March 7, 2025